Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 4,324,331	$ 2,355,060	$ 816,907
Prepaid expenses	162	11,055	2,588
Deposit	105,060
Total Current Assets	4,429,553	2,366,115	819,495
Property and Equipment, net	89,506	110,943	89,247
Investment in gold bullions (cost $450,216 and $0, respectively)	397,758	437,212
Operating lease right-of-use asset, net	70,501	104,124	365,025
Security deposit	3,518	3,518	3,518
Total Assets	4,990,836	3,021,912	1,277,285
Current Liabilities
Accounts payable and accrued expenses	683,800	587,794	600,003
Note payable - related party	1,617,000	1,657,000	1,657,000
Royalty agreement payable - related party	65,292	65,292	65,292
Accounts payable and accrued expenses - related party	5,527,299	5,244,560	4,802,985
Operating lease liability, current	49,479	44,577	124,909
Loan payable	65,292	60,000	60,000
Convertible note payable, net of debt discount of $246,577 and $949,945, respectively	701,400	503,423	50,505
SBA Paycheck Protection Loan			90,100
Total Current Liabilities	8,709,562	8,162,646	7,450,794
Long Term Liabilities
Loan payable, net of current	44,952	95,244	145,244
Operating lease liability, net of current	22,421	59,897	254,811
Total Liabilities	8,776,935	8,317,787	7,850,849
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	10,756,423	9,894,179	5,833,583
Accumulated Deficit	(45,710,153)	(42,814,986)	(34,769,183)
Total Stockholders’ Deficit	(3,786,099)	(5,295,875)	(6,573,564)
Total Liabilities and Stockholders’ Deficit	4,990,836	3,021,912	1,277,285
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value	5,217,800	5,217,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common Stock Value	25,927,831	22,385,132	17,122,236
Common Class B [Member]
Stockholders’ Deficit
Common Stock Value